LINE OF CREDIT (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 31, 2024	Jun. 30, 2016	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024	Jun. 01, 2016
Line of Credit Facility [Line Items]
Line of credit			$ 111,352		$ 115,337
Average purchase interest rate			28.00%
Line of Credit Facility, Periodic Payment	$ 45,000
Bank of America [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 40,000	$ 111,352	$ 297,862		$ 40,000
Average purchase interest rate		28.00%	12.00%
Cash advance rate			25.00%
Bank of America [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of credit facility interest rate at period end		12.00%
Bank of America [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility interest rate at period end		25.00%